Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (1,300,996)	$ (1,793,411)	$ (3,784,562)	$ (7,965,160)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debts expense			2,062
Depreciation and amortization expense	24,657	22,998	40,321	33,610
Loss on disposal of fixed assets			71,487
Gain on early extinguishment of debt	(121,372)
Amortization of debt discounts	300,600	183,819	456,656
Stock-based compensation		107,796	133,755	3,578,500
Amortization of options issued for services	82,260	654,579	1,000,834	2,170,685
Decrease (increase) in assets:
Accounts receivable	(6,873)	(23,095)	(16,306)	(5,636)
Inventory	(117,127)	(146,714)	68,557	(242,470)
Other current assets	74,836	(21,640)	(187,119)	148,195
Right-of-use assets	52,488	22,636	195,029	307,677
Security deposits	(276,067)	(2,239)	(1,190,874)	7,413
Increase (decrease) in liabilities:
Accounts payable	195,004	(175,327)	(254,408)	404,031
Accrued expenses	222,497	(100,163)	(92,773)	440,870
Deferred revenues	3,346		30,164
Lease liability	(38,725)	(22,114)	(201,525)	(306,827)
Net cash used in operating activities	(905,472)	(1,292,875)	(3,728,702)	(1,429,112)
Cash flows from investing activities
Proceeds received on disposal of fixed assets			5,125
Purchase of fixed assets	(43,201)	(223,922)	(393,126)	(62,567)
Net cash used in investing activities	(43,201)	(223,922)	(388,001)	(62,567)
Cash flows from financing activities
Repayment of convertible note payable		(40,567)		(507,332)
Proceeds from notes payable	839,320	268,250	1,147,000	476,841
Repayment of notes payable			(505,567)	(272,000)
Proceeds from notes payable, related parties	40,000
Proceeds from sale of preferred and common stock		3,077,510	3,577,505	1,577,332
Net cash provided by financing activities	879,320	3,305,193	4,218,938	1,274,841
Effect of exchange rate changes on cash	4,472	(5,419)	(11,477)	(36,622)
Net increase (decrease) in cash	(64,881)	1,782,977	90,758	(253,460)
Cash - beginning	119,678	28,920	28,920	282,380
Cash - ending	54,797	1,811,897	119,678	28,920
Supplemental disclosures:
Interest paid	27,932	8,175	48,252	22,002
Income taxes paid
Non-cash investing and financing transactions:
Cost of preferred shares exchanged for conversion to common stock			850,000
Fair value of common shares issued for conversion of debt		1,537,750
Value of commitment shares issued as a debt discount		268,250	418,312
Value of warrants issued as a debt discount			358,017
Dividends payable	19,105	34,843	61,684	37,236
Par value of cashless exercise of common stock options			$ 60
Initial recognition of right-of-use assets and lease liabilities	$ 1,535,706